Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Activity in the Company’s RSUs

A summary of activity in the Company’s RSUs for the six months ended March 31, 2026 is as follows:

	Number of units	Weighted- Average Grant Date Fair Value per Unit
Outstanding at September 30, 2025	954,562	$42.10
Granted	112,326	3.14
Forfeited	(20,741)	12.69
Vested	(486,415)	36.16
Outstanding at March 31, 2026	559,732	45.08

A summary of activity in the Company’s RSUs for the year ended September 30, 2025 is as follows:

	Number of units	Weighted- Average Grant Date Fair Value per Unit

Outstanding at September 30, 2024	446,318	$79.30
Issued	1,103,679	9.64
Forfeited	(4,776)	33.59
Vested	(590,622)	9.58
Outstanding at September 30, 2025	954,599	42.11

Schedule of Activity in the Company’s RSAs

A summary of activity in the Company’s RSAs for the six months ended March 31, 2026 is as follows:

	Number of shares	Weighted- Average Grant Date Fair Value per Share

Outstanding at September 30, 2025	487,250	$7.00
Vested	(71,000)	7.00
Outstanding at March 31, 2026	416,250	7.00

A summary of activity in the Company’s RSAs for the year ended September 30, 2025 is as follows:

	Number of units	Weighted- Average Grant Date Fair Value per Share

Outstanding at September 30, 2024	—	$—
Issued	510,000	7.00
Vested	(22,750)	7.00
Outstanding at September 30, 2025	487,250	7.00

Schedule of Stock Option Activity

Stock option activity for the six months ended March 31, 2026 is as follows:

	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (years)
Outstanding at September 30, 2025	245,215	$48.50
Exercised	(32,353)	1.70
Forfeited	(1,124)	68.40
Expired	(1,417)	50.60
Outstanding at March 31, 2026	210,321	55.59	5.4
Exercisable at March 31, 2026	205,448	55.29	5.4

Stock option activity for the year ended September 30, 2025 is as follows:

	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (years)
Outstanding at September 30, 2024	274,063	$48.90
Forfeited	(7,154)	60.30
Expired	(21,691)	49.20
Outstanding at September 30, 2025	245,218	48.50	5.9
Exercisable at September 30, 2025	233,102	47.50	5.8

Schedule of Consolidated Statements of Operations and Comprehensive Loss

The condensed consolidated statements of operations and comprehensive loss include stock-based compensation expense as follows:

	Three months ended March 31,		Six months ended March 31,
	2026	2025	2026	2025

Cost of revenue – product	$48	$42	$84	$58
Cost of revenue – services	35	—	57	—
Research and development	19	65	109	146
Selling, general and administrative	2,351	3,245	7,345	12,950
Total stock-based compensation expense	$2,453	$3,352	$7,592	$13,154

The consolidated statements of operations and comprehensive loss include stock-based compensation expense as follows:

	Year ended September 30,
	2025	2024

Cost of revenue – product	$174	$15
Cost of revenue – services	9	—
Research and development	338	1,124
Selling, general and administrative	25,098	20,244
Total stock-based compensation expense	$25,619	$21,383

Schedule of Weighted-Average Grant Date Fair Value of Options Granted
	Year ended September 30, 2024
	Range
	Low	High

Expected volatility	54.8%	55.6%
Expected dividend yield	0%	0%
Risk-free interest rate	3.9%	4.4%
Expected term (years)	4.5	5.3